Income Taxes Expense - Current and deferred portion of income tax expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current and deferred portion of income tax expenses
Income tax expense	$ 20,837	$ 9,058	$ 51,970